Postretirement Benefits - Additional Information (Detail) - Postretirement Benefits $ in Millions	May 31, 2017 USD ($)
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the years thereafter	$ 7.6
Minimum
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	0.9
Estimated benefits payable in the second year	0.9
Estimated benefits payable in the third year	0.9
Estimated benefits payable in the fourth year	0.9
Estimated benefits payable in the fifth year	0.9
Maximum
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	1.3
Estimated benefits payable in the second year	1.3
Estimated benefits payable in the third year	1.3
Estimated benefits payable in the fourth year	1.3
Estimated benefits payable in the fifth year	$ 1.3